Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ (110)	$ (1,295)	$ (603)	$ (770)
Movement of expected credit losses on assets measured at FVOCI	3	(217)	(47)	(18)
Movement on marketable securities through OCI	$ (107)	$ (1,512)	$ (650)	$ (788)